STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

August 12, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post Effective Amendment No. 44 to the Registration Statement on Form N-1A for the Guardian Diversified Fund, a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 44 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 48 to the Registration Statement under the Investment Company Act of 1940.

This amendment is being filed for the purpose of adding a new series of the Trust to the Registration Statement.  This amendment contains the Fund's prospectus and statement of additional information, Part C and the signature page.

Any questions regarding this amendment may be directed to the undersigned at 252-972-9922, extension 249, or to the Trust’s legal counsel, Mr. Marc Collins, as follows:

Marc L. Collins, Esq.
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202
513-352-6774
Marcus.Collins@thompsonhine.com

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary